Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Finished goods	$ 5,098,148	$ 5,937,682
Work in process	3,724,999	4,372,913
Raw materials	9,562,563	13,130,478
Production supplies	339,607	325,253
Total	$ 18,725,317	$ 23,766,326